Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 519	$ 1,464
Accounts receivable, net of allowance of $48 and $42	2,648	1,034
Inventory	3,420	2,315
Prepaid expenses and other current assets	185	410
Total current assets	6,772	5,223
Fixed assets, net of accumulated depreciation of $1,245 and $1,194	126	232
Other assets	36	59
Total assets	6,934	5,514
Current liabilities:
Accounts payable	3,036	871
Accrued expenses	776	892
Taxes payable	17	37
Other current liabilities	50	48
Total current liabilities	3,879	1,848
Long term liabilities - other	381	406
Shareholders' equity:
Common stock, no par value: Authorized - 100,000,000; issued and outstanding shares - 39,134,582 and 38,710,416 shares, respectively	53,117	52,981
Additional paid-in capital	8,128	7,941
Accumulated other comprehensive income	413	355
Accumulated deficit	(58,984)	(58,017)
Total shareholders' equity	2,674	3,260
Total liabilities and shareholders' equity	$ 6,934	$ 5,514